Risk Management (Details 27) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Auto
Premium issued by branch, net of cancellation
Insurance	R$ 3,987,645	R$ 4,086,705
RE (Elementary branch)
Premium issued by branch, net of cancellation
Insurance	1,485,537	1,525,848
Tradicional plans
Premium issued by branch, net of cancellation
Insurance	1,892,855	1,788,420
Life and Pension
Premium issued by branch, net of cancellation
Insurance	7,041,906	6,904,576
VGBL
Premium issued by branch, net of cancellation
Insurance	23,492,119	28,650,153
PGBL
Premium issued by branch, net of cancellation
Insurance	R$ 2,461,808	R$ 3,301,623